Intangible Assets (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of intangible assets
Cost	$ 2,355,419	$ 2,355,419	$ 2,355,419
Accumulated Amortization	2,288,183	2,281,467	2,228,791
Net Book Value	67,236	73,952	126,628
Licenses [Member]
Summary of intangible assets
Cost	462,234	462,234	462,234
Accumulated Amortization	394,998	388,282	361,044
Net Book Value	67,236	73,952	101,190
Patents [Member]
Summary of intangible assets
Cost	1,893,185	1,893,185	1,893,185
Accumulated Amortization	1,893,185	1,893,185	1,867,747
Net Book Value			$ 25,438